Debt and Lease Arrangements - Schedule of Gearing (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gearing [Abstract]
Gearing ratio	20.30%	25.00%
Net debt	$ 51,428	$ 65,944
Total equity	202,534	197,812	$ 188,511	$ 164,121
Total capital	$ 253,962	$ 263,756